Financial instruments, Reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[1]	$ 853,817	$ 968,759	[2]
Financing cash flows	[1],[3]	(287,199)	(98,243)
Non-cash changes [Abstract]
Amortization	[1]	5,538	8,003
Equity component of convertible notes	[1]	(119,818)	(26,434)
Other changes	[1],[4]	1,681	1,732
Ending balance	[1]	454,019	853,817
IFRS 16 Leases [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[1],[2]	853,817
Non-cash changes [Abstract]
Ending balance	[1],[2]		853,817
Initial recognition of a lease liability					$ 1,484
Bank Loans [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[2]	734,404	823,299
Financing cash flows	[3]	(286,733)	(91,440)
Non-cash changes [Abstract]
Amortization		2,288	2,545
Ending balance		449,959	734,404	[2]
Convertible Senior Notes due 2019 [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance		0	32,009	[2]
Financing cash flows	[3]		(6,426)
Non-cash changes [Abstract]
Amortization			851
Equity component of convertible notes			(26,434)
Ending balance			0
Convertible Senior Notes due 2021 [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[2]	116,568	111,968
Financing cash flows	[3]		(7)
Non-cash changes [Abstract]
Amortization		3,250	4,607
Equity component of convertible notes		(119,818)
Ending balance		0	116,568	[2]
Office Leases [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[2]	2,846
Financing cash flows	[3]	(467)	(370)
Non-cash changes [Abstract]
Other changes	[4]	1,681	1,732
Ending balance		$ 4,060	2,846	[2]
Office Leases [Member] | IFRS 16 Leases [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[2]		$ 1,484

[1]	The reconciliation does not include interest rate swaps, which are described in note 8.
[2]	The opening balance as at January 1, 2019 includes the initial recognition of the lease liability of $1.5 million resulting from the adoption of the IFRS 16 Leases standard.
[3]	The cash flows from bank loans make up the net amount of issuance of long term debt and repayment of long term debt in the statement of cash flows.
[4]	Other changes for 2020 and 2019 represents new, modified office leases and foreign exchange effects during the year related to IFRS 16 Leases.